UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Global Allocation Fund	October 31, 2020
RPGAX	Investor Class
PAFGX	Advisor Class
TGAFX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE GLOBAL ALLOCATION FUND

HIGHLIGHTS

■	The Global Allocation Fund returned 6.65% in the 12 months ended October 31, 2020, and outperformed the Morningstar Global Allocation Index.

■	Strong security selection and tactical allocation decisions contributed to relative performance, while exposure to diversifying sectors detracted.

■

Among equities, we have a modest tilt toward U.S. value stocks—which may benefit from gradually improving economic growth—and to other cyclically exposed sectors like U.S. small-caps and emerging markets, which are supported by attractive relative valuations and the potential for further policy support.

■

The coronavirus pandemic has continued to weigh on the global economy and has contributed to a period of sustained volatility for risk assets, but investor sentiment has been bolstered by positive news on the development of vaccines and therapeutics. While we await the full results from the U.S. elections, a balanced political environment with a divided government could, in our view, temper the chances of more extreme policies by either party, a more supportive backdrop for risk assets.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global financial markets faced historic challenges during your fund’s fiscal year, the 12-month period ended October 31, 2020, as the spread of the coronavirus and lockdown measures decimated economic activity in the spring and led to sharp sell-offs. Markets were resilient, though, and many sectors finished in positive territory.

The year began on a positive note, with major stock benchmarks in the U.S., Europe, and Japan recording gains through the middle of February, but global markets became increasingly volatile as the pandemic spread outside China. As the extent of the crisis grew, investors rapidly moved their assets into U.S. Treasuries and cash. By March 23, the S&P 500 Index had fallen by about a third from the start of the year, and even traditionally safer areas of the market, such as high-quality bonds, sold off during the downturn.

In response to the rapid economic contraction, governments and central banks around the world took extraordinary actions to support the economy. In the U.S., the federal government approved relief packages totaling $2.4 trillion, or over 11% of gross domestic product, while the Federal Reserve cut interest rates close to zero and began massive purchases of government, mortgage-backed, and corporate bonds to stimulate the economy and increase liquidity in the fixed income market. In just a few months, the Fed engaged in twice as much quantitative easing as it did during the entire global financial crisis from 2008 to 2010. The European Central Bank and the Bank of Japan also committed to significant asset purchase programs, and other central banks cut rates or bought bonds to support their economies.

Boosted by the stimulus and an easing of lockdowns during the summer, global economies began a rapid recovery, although most indicators remained below pre-pandemic levels at the end of the period. Financial markets also rebounded, but it was an uneven recovery.

Investors favored mega-cap information technology and internet-related firms, which benefited from the work-from-home environment and an acceleration in demand for online services, while other sectors have yet to bounce back. Energy companies were hit hard by a steep drop in oil prices due to declining demand, and airlines, hotels, and shopping centers struggled amid lockdown orders and consumer reluctance to resume activities where social distancing wasn’t possible.

Growth stocks significantly outperformed value shares during the period, and U.S. equities, led by the tech giants, generally outpaced international benchmarks. Asian shares performed well as China and other countries in the region have been successful in controlling the coronavirus, while European stocks produced negative returns as a resurgence of the virus led to a second round of lockdowns at the end of the period. Despite steep losses in Latin America, emerging markets stocks recorded generally solid gains.

The U.S. dollar weakened during the period, as negative real (inflation-adjusted) interest rates and slower growth relative to the rest of the world made the greenback less attractive. Currency results varied widely at the country level, but a stronger euro and yen aided returns for U.S. investors in Europe and Japan, respectively. In the fixed income universe, Treasuries recorded solid gains as yields dropped to record lows, and investment-grade corporate bonds rallied on strong investor demand.

As the period ended in late October, rising coronavirus caseloads in the U.S. and Europe made it clear that the pandemic is not over, although we are hopeful that a vaccine will bring about an eventual return to normalcy in the new year. Whatever challenges we face in 2021, I can assure you that our commitment to fundamental research remains steady.

Our investment teams continue to meet regularly with executives from the companies we are investing in, although video conferencing has largely replaced on-site visits. We remain focused on the long term and continue to ground our decision-making in rigorous analysis, an approach that we believe will benefit our shareholders in this dynamic market environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Global Allocation Fund returned 6.65% in the 12 months ended October 31, 2020. The fund outperformed the Morningstar Global Allocation Index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Strong security selection among several underlying strategies drove relative outperformance. Notably, our U.S. large-cap value and international small-cap equity strategies meaningfully outpaced their respective benchmarks for the period and contributed to relative results. Stock selection in our regional strategies in Europe and Japan also added value. Within the fixed income allocation, security selection in the absolute return-oriented bond strategy was positive. Conversely, the allocation to alternative investments through a conservative, diversified hedge fund of funds detracted, as the strategy outpaced cash but lagged its style-specific index.

Tactical decisions to overweight and underweight various asset classes within the fund contributed to relative results. Real assets equities significantly underperformed global equities, and an underweight to the sector proved beneficial. An overweight allocation to emerging markets stocks, which outperformed developed markets stocks, contributed to relative performance. However, our overweight to international equities earlier in the period was a negative contributor as they underperformed U.S. equities. As outlined in our positioning section, we moved to a neutral position between U.S. and international equities during the second half of the reporting period.

Exposure to diversifying sectors detracted from relative performance. The inclusion of real assets stocks detracted, although this was mitigated by a favorable underweight allocation and by positive security selection within the sector. Demand shocks driven by the coronavirus pandemic and the subsequent decline in economic activity weighed heavily on energy prices, while concerns over weak commercial real estate demand led to pronounced losses. Within fixed income sectors, the inclusion of high yield and emerging markets local currency bonds hurt returns as they lagged investment-grade issues. However, exposure to nondollar bonds added value.

How is the fund positioned?

We are neutral between stocks and bonds as we balance extended valuations in both markets, downside risks from surging coronavirus cases, and the aftermath of U.S. elections against supportive monetary policy, upside potential from fiscal policy, and the prospects for a coronavirus vaccine by early next year.

Stocks
Within equities, we have a neutral allocation between U.S. and international stocks. Despite extended valuations, the U.S. market has a more defensive profile. Fiscal and monetary stimulus, as well as improving sentiment around earnings, could also be supportive. International equities are buoyed by aggressive stimulus measures and stable Chinese demand, but resurging coronavirus infections pose a risk to the region. Outside the U.S., we are overweight to emerging markets, which are supported by Chinese economic strength, a weaker U.S. dollar, and strong exposure to the information technology sector. However, there are risks in emerging markets as most countries have more limited tools to support growth and offset weakness due to the pandemic.

In the U.S., we shifted to a modest overweight in value-oriented equities, as they may benefit from the gradual recovery in economic growth and have attractive valuations versus growth stocks. Although earnings trends remain supportive, the recovery in equities has been narrowly concentrated among secular growth names, which has resulted in extended valuations. We are overweight to U.S. small-cap equities. Although larger U.S. companies are better positioned to weather a weaker growth environment, U.S. small-cap valuations have become increasingly attractive after bearing the brunt of the coronavirus sell-off.

Among international equities, we have a neutral allocation between growth stocks and value stocks. International growth stocks have a more defensive profile and are less susceptible to economic weakness, but valuations remain elevated. While some cyclically oriented sectors within international value stocks are showing signs of repair, low interest rates and challenges in the auto industry are headwinds. We are neutral between international small-cap stocks and international large-caps. Economic weakness, secular challenges, and low interest rates weigh on international large-cap earnings, and international small-caps are vulnerable to consumer retrenchment in economies facing further pandemic-related mobility restrictions.

We remain underweight to inflation-sensitive real assets equities. Commercial real estate remains under pressure, and, despite improvement in supply/demand dynamics, the transition to renewable energy is a headwind for entrenched players within the energy sector.

Bonds
We are overweight to high yield bonds as credit spreads remain at attractive levels relative to investment-grade bonds. However, the pandemic could weigh on consumer-related and energy sectors—which make up a significant portion of the high yield sector—and we are cautious of downgrade and default risks. We are overweight to floating rate bank loans, which sold off earlier this year, leaving spreads at historically attractive levels. Floating rate loans also have less exposure to the energy sector and have a higher standing in the capital structure.

We are overweight to currency-hedged nondollar bonds, which offer yield curve diversification relative to U.S. bonds, where we may see a steepening of the U.S. yield curve in the context of economic recovery. We are neutral to dollar-denominated emerging markets bonds due to concerns about fiscal support, and we are overweight to local currency emerging markets bonds given attractive valuations, potential support from low interest rates offered by developed central banks, and the likelihood of a weaker U.S. dollar.

What is portfolio management’s outlook?

Aggressive monetary and fiscal stimulus measures in the U.S. and other countries have helped fuel a rally that saw major indexes bounce back from March lows to new highs late in the reporting period. Financial markets have become increasingly dependent on stimulus measures, but this tailwind may be fading. Meanwhile, the coronavirus pandemic has proven difficult to contain in the U.S., and expectations for further fiscal stimulus have been met with disappointment as heightened political tensions have impeded significant legislative action. Although the virus has continued to weigh on the global economy and has contributed to a period of sustained volatility for risk assets, investor sentiment has been bolstered by positive news on the development of vaccines and therapeutics.

While we await the full results from the U.S. elections, one outcome that is increasingly probable is a Joe Biden presidency with Republicans maintaining control of the Senate. If the divided government holds, a more balanced political environment—which would temper the chances of more extreme policies by either party and hopefully lead to an environment of more compromise—could lead to reduced market volatility and a more supportive backdrop for risk assets.

The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces on the horizon that can drive global financial markets, we believe that the Global Allocation Fund’s broad diversification, combined with strengths in our fundamental research, can add value over the long term and help mitigate downside risk in an uncertain market environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. The investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company’s stock.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

BENCHMARK INFORMATION

Note: ©2020 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

October 31, 2020

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

ARGENTINA 0.2%

	Shares/Par	$ Value
Common Stocks 0.2%		
MercadoLibre (USD) (1)	968	1,175
Tenaris (EUR)	3,840	18
Tenaris, ADR (USD)	22,356	214
Total Argentina (Cost $612)		**1,407**

AUSTRALIA 0.6%

	Shares/Par	$ Value
Common Stocks 0.5%		
Australia & New Zealand Banking Group	14,127	187
BHP Group	42,752	1,025
BlueScope Steel	1,052	11
Challenger	24,923	84
Cochlear	1,175	175
CSL	623	126
Downer EDI	42,830	132
Evolution Mining	6,593	26
Fortescue Metals Group	4,115	50
Goodman Group	3,101	40
IDP Education	9,404	128
IGO	64,817	203
Incitec Pivot	65,010	88
Macquarie Group	3,679	328
Mirvac Group	21,332	32
Newcrest Mining	3,244	67
NEXTDC (1)	18,334	164
Northern Star Resources	12,201	129
oOh!media	85,648	79
Orica	1,318	14
OZ Minerals	11,647	122
Perseus Mining (1)	20,187	17
Regis Resources	560	2
Rio Tinto	1,761	115

Saracen Mineral Holdings (1)	1,246	5
Scentre Group	127,855	189
South32	284,695	406
Steadfast Group	54,717	137
Suncorp Group	11,341	65
Treasury Wine Estates	20,325	131
Worley	38,942	260
		4,537
Corporate Bonds 0.1%		
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2)	105,000	111
Boral Finance, 3.00%, 11/1/22 (USD) (2)	10,000	10
Transurban Finance, 2.45%, 3/16/31 (USD) (2)	140,000	142
Transurban Finance, 4.125%, 2/2/26 (USD) (2)	15,000	17
Woodside Finance, 3.70%, 3/15/28 (USD) (2)	67,000	70
Woodside Finance, 4.50%, 3/4/29 (USD) (2)	105,000	116
		466
Total Australia (Cost $4,749)		**5,003**

AUSTRIA 0.2%

Common Stocks 0.2%		
BAWAG Group (1)	19,776	726
Erste Group Bank (1)	32,075	659
voestalpine	378	11
Total Austria (Cost $1,608)		**1,396**

BELGIUM 0.1%

Common Stocks 0.1%		
Anheuser-Busch InBev	6,650	344
Barco	3,889	61
Galapagos (1)	1,559	182
KBC Group	3,812	188
Umicore	5,198	201
		976

Corporate Bonds 0.0%		
Anheuser-Busch, 4.90%, 2/1/46 (USD)	90,000	110
		110
Total Belgium (Cost $1,283)		**1,086**

BRAZIL 0.5%

Common Stocks 0.4%		
B3	42,400	376
Boa Vista Servicos (1)	31,561	74
EDP	28,368	84
Grupo SBF (1)	12,300	49
Iguatemi Empresa de Shopping Centers	11,800	61
Lojas Renner	34,921	228
Pagseguro Digital, Class A (USD) (1)	6,227	228
Porto Seguro	12,000	100
Raia Drogasil	126,710	533
StoneCo, Class A (USD) (1)	21,856	1,148
Suzano (1)	6,381	55
Transmissora Alianca de Energia Eletrica	17,087	84
Vale	12,594	133
XP, Class A (USD) (1)	11,411	457
		3,610
Preferred Stocks 0.1%		
Gerdau (3)	3,758	14
Itau Unibanco Holding (3)	278,146	1,139
Marcopolo (3)	140,000	59
		1,212
Total Brazil (Cost $4,479)		**4,822**

CANADA 1.0%

Common Stocks 0.8%		
Agnico Eagle Mines	1,003	79
Alamos Gold, Class A	472	4
Altus Group	4,624	189

B2Gold	4,194	27
Barrick Gold	7,263	194
Bausch Health (USD) (1)	24,809	409
CAE	5,078	87
Canadian Apartment Properties REIT	809	26
Canadian Pacific Railway (USD)	220	66
Centerra Gold	483	4
Descartes Systems Group (1)	3,528	189
DIRTT Environmental Solutions (1)	30,667	43
Element Fleet Management	37,370	352
Enbridge (USD)	15,809	436
Endeavour Mining (1)	311	8
Enerflex	4,100	15
ERO Copper (1)	2,020	26
First Quantum Minerals	1,716	20
Franco-Nevada	2,165	295
Kinross Gold	5,193	41
Kirkland Lake Gold	2,353	107
Lightspeed POS (1)	1,047	34
Lundin Mining	15,985	97
Magna International (USD)	22,289	1,139
Manulife Finance	6,500	88
National Bank of Canada	11,010	528
Osisko Gold Royalties	163	2
Pan American Silver	706	22
Sandstorm Gold (1)	401	3
Seven Generations Energy, Class A (1)	34,411	122
Shopify, Class A (1)	584	538
Shopify, Class A (USD) (1)	110	102
Spin Master (1)	6,858	139
SSR Mining (1)	939	17
Summit Industrial Income REIT	4,705	48
Sun Life Financial	13,742	547
TC Energy	3,411	134
TC Energy (USD)	9,140	361
Teck Resources, Class B (USD)	1,268	17

TMX Group	1,753	170
Torex Gold Resources (1)	263	4
Toromont Industries	204	13
Wesdome Gold Mines (1)	1,765	17
West Fraser Timber	384	18
Wheaton Precious Metals	1,817	83
Yamana Gold	4,065	23
		6,883
Corporate Bonds 0.1%		
Bank of Montreal, Series D, 3.10%, 4/13/21 (USD)	215,000	218
Bank of Nova Scotia, 3.125%, 4/20/21 (USD)	205,000	207
Canadian Natural Resources, 2.95%, 1/15/23 (USD)	175,000	181
Canadian Natural Resources, 2.95%, 7/15/30 (USD)	110,000	107
Suncor Energy, 3.10%, 5/15/25 (USD)	70,000	75
Thomson Reuters, 3.35%, 5/15/26 (USD)	10,000	11
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)	145,000	147
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)	235,000	255
TransCanada PipeLines, 2.50%, 8/1/22 (USD)	20,000	21
		1,222
Government Bonds 0.1%		
Province of Alberta, 2.20%, 7/26/22 (USD)	130,000	134
Province of Alberta, 3.30%, 3/15/28 (USD)	135,000	155
Province of British Columbia, 2.00%, 10/23/22 (USD)	15,000	15
Province of Manitoba, 2.60%, 4/16/24 (USD)	270,000	289
Province of New Brunswick, 3.625%, 2/24/28 (USD)	250,000	291
Province of Ontario, 2.55%, 2/12/21 (USD)	115,000	116
Province of Quebec, 2.875%, 10/16/24 (USD)	50,000	55
		1,055
Total Canada (Cost $7,718)		**9,160**

CAYMAN ISLANDS 0.0%

Common Stocks 0.0%		
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45 (USD) (1)(4)	8,048	83
		83

Convertible Preferred Stocks 0.0%		
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD) (1)(4)(5)	1,944	161
		161
Total Cayman Islands (Cost $141)		**244**
CHILE 0.2%		
Common Stocks 0.1%		
Antofagasta (GBP)	30,591	408
Banco Santander Chile, ADR (USD)	24,968	346
		754
Corporate Bonds 0.1%		
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)	250,000	281
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2)	220,000	232
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2)	200,000	213
		726
Total Chile (Cost $1,562)		**1,480**
CHINA 3.9%		
Common Stocks 3.2%		
58.com, Class A (USD) (1)	5,864	164
Alibaba Group Holding (HKD) (1)	41,720	1,581
Alibaba Group Holding, ADR (USD) (1)	27,266	8,308
Anhui Conch Cement, H Shares (HKD)	81,000	507
Baidu, ADR (USD) (1)	4,401	586
Beijing Enterprises Holdings (HKD)	30,500	92
Beijing Enterprises Urban Resources Group (HKD) (1)	16,000	4
China Feihe (HKD)	82,000	187
China Mengniu Dairy (HKD)	261,000	1,230
China Merchants Bank, H Shares (HKD)	48,000	250
China Molybdenum, H Shares (HKD)	45,000	16
China Resources Beer Holdings (HKD)	66,000	410
Country Garden Services Holdings (HKD)	90,000	567
CSPC Pharmaceutical Group (HKD)	223,360	237
ENN Energy Holdings (HKD)	17,600	223

Fosun International (HKD)	99,500	120
GDS Holdings, Class A (HKD) (1)	307	3
Greentown Service Group (HKD)	166,000	182
Guangzhou Automobile Group, H Shares (HKD)	62,000	64
Haier Electronics Group (HKD)	58,000	221
Hope Education Group (HKD)	664,000	157
Huazhu Group, ADR (USD)	912	36
JOYY, ADR (USD)	4,438	406
Li Ning (HKD)	37,500	195
Luthai Textile, B Shares (HKD)	29,714	15
Meituan, Class B (HKD) (1)	5,900	220
PICC Property & Casualty, H Shares (HKD)	460,000	312
Ping An Insurance Group, H Shares (HKD)	132,000	1,365
Shandong Weigao Group Medical Polymer, H Shares (HKD)	84,000	163
Silergy (TWD)	2,000	123
Sino Biopharmaceutical (HKD)	266,000	269
Sinopharm Group, H Shares (HKD)	22,000	51
Sunny Optical Technology Group (HKD)	10,700	178
TAL Education Group, ADR (USD) (1)	7,504	499
Tencent Holdings (HKD)	90,154	6,888
Tencent Music Entertainment Group, ADR (USD) (1)	12,500	186
Trip.com Group, ADR (USD) (1)	10,407	299
Tsingtao Brewery, H Shares (HKD)	40,000	331
Vipshop Holdings, ADR (USD) (1)	5,239	112
Yum China Holdings (USD)	1,900	101
Zhongsheng Group Holdings (HKD)	25,000	178
Zijin Mining Group, H Shares (HKD)	36,000	26
		27,062
Common Stocks - China A Shares 0.6%		
Anhui Conch Cement, A Shares (CNH)	17,800	136
Bafang Electric Suzhou, A Shares (CNH)	8,700	240
Beijing Shunxin Agriculture, A Shares (CNH)	14,900	122
BTG Hotels Group, A Shares (CNH)	26,373	68
Fuyao Glass Industry Group, A Shares (CNH)	26,300	147
Gree Electric Appliances of Zhuhai, A Shares (CNH)	145,800	1,278
Hangzhou Hikvision Digital Technology, A Shares (CNH)	74,800	503

Jason Furniture Hangzhou, A Shares (CNH)	20,880	223
Jiajiayue Group, A Shares (CNH)	16,000	69
Jiangsu Hengrui Medicine, A Shares (CNH)	15,300	204
Kweichow Moutai, A Shares (CNH)	3,130	782
Midea Group, A Shares (CNH)	23,300	272
Shandong Sinocera Functional Material, A Shares (CNH)	23,200	143
Shanghai International Airport, A Shares (CNH)	17,600	174
Yifeng Pharmacy Chain, A Shares (CNH)	41,320	629
Zhongji Innolight, A Shares (CNH)	13,700	97
		5,087
Convertible Preferred Stocks 0.0%		
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $9 (USD) (1)(4)(5)	344	13
		13
Corporate Bonds 0.1%		
Baidu, 3.875%, 9/29/23 (USD)	210,000	226
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2)	215,000	230
Tencent Holdings, 2.985%, 1/19/23 (USD) (2)	200,000	208
Weibo, 3.50%, 7/5/24 (USD)	255,000	267
		931
Total China (Cost $19,905)		**33,093**
CZECH REPUBLIC 0.0%		
Common Stocks 0.0%		
Komercni banka (1)	5,981	121
Total Czech Republic (Cost $214)		**121**
DENMARK 0.1%		
Common Stocks 0.1%		
Ambu, Class B	10,593	321
Ascendis Pharma, ADR (USD) (1)	652	107
Netcompany Group (1)	3,004	250
Novo Nordisk, B Shares	1,981	126
ROCKWOOL International, B Shares	982	384
		1,188

Corporate Bonds 0.0%		
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6)	335,000	355
		355
Total Denmark (Cost $969)		**1,543**
EGYPT 0.0%		
Common Stocks 0.0%		
Edita Food Industries, GDR (USD)	7,020	20
Integrated Diagnostics Holdings (USD)	18,379	64
Total Egypt (Cost $116)		**84**
FINLAND 0.3%		
Common Stocks 0.3%		
Huhtamaki	2,497	122
Kojamo	1,730	36
Nokia (1)	34,701	117
QT Group (1)	1,871	90
Sampo, A Shares	27,496	1,038
Stora Enso, R Shares	40,263	587
UPM-Kymmene	825	23
Valmet	9,417	225
		2,238
Corporate Bonds 0.0%		
Nordea Bank, 1.00%, 6/9/23 (USD) (2)	205,000	207
		207
Total Finland (Cost $2,257)		**2,445**
FRANCE 1.6%		
Common Stocks 1.4%		
Air Liquide	7,790	1,139
Airbus (1)	2,764	202
ArcelorMittal (1)	2,199	30
AXA	45,228	726
BioMerieux	681	101

BNP Paribas (1)	15,901	555
Dassault Aviation (1)	351	294
Edenred	2,737	128
Electricite de France	13,010	151
Engie (1)	46,307	560
EssilorLuxottica (1)	7,103	877
Eurofins Scientific (1)	487	388
Eutelsat Communications	7,876	79
Gecina	155	19
Ipsen	1,800	164
Kering	389	235
L'Oreal	1,497	484
Legrand	2,618	194
LVMH Moet Hennessy Louis Vuitton	156	73
Orange	9,242	104
Safran (1)	2,368	250
Sanofi	17,517	1,582
Schneider Electric	683	83
SEB	3,526	573
SMCP (1)(7)	9,580	37
SPIE (1)	5,596	88
Teleperformance	2,024	608
Thales	13,264	864
Tikehau Capital	4,786	105
TOTAL	26,507	803
Valeo	3,003	91
Verallia	11,971	333
		11,920
Corporate Bonds 0.2%		
BPCE, 4.00%, 9/12/23 (USD) (2)	265,000	288
BPCE, 4.50%, 3/15/25 (USD) (2)	400,000	444
Credit Agricole, 3.75%, 4/24/23 (USD) (2)	250,000	269
Total Capital International, 2.434%, 1/10/25 (USD)	275,000	291
		1,292
Total France (Cost $13,602)		**13,212**

GERMANY 1.8%

Common Stocks 1.7%

adidas (1)	1,678	499
AIXTRON (1)	23,968	270
Aumann (1)	1,357	14
BASF	6,179	338
Bayer	15,722	739
Brenntag	1,767	113
CANCOM	1,426	56
Covestro	6,785	324
Daimler	3,475	180
Deutsche Wohnen	1,203	61
Evotec (1)(7)	19,297	510
Fresenius	7,965	295
GEA Group	4,186	139
HeidelbergCement	1,717	98
Hypoport (1)	287	150
Infineon Technologies	43,194	1,203
Instone Real Estate Group (1)	5,479	113
KION Group	7,894	615
Knaus Tabbert (1)	1,584	111
Knorr-Bremse	5,825	675
Merck	314	47
MorphoSys (1)	2,869	292
Munich Re	4,561	1,069
Norma Group	12,830	398
SAP	9,389	1,002
Scout24	10,943	883
Shop Apotheke Europe (1)	1,893	314
Siemens	14,792	1,735
Siemens Healthineers	5,990	257
Stroeer	2,359	171
TeamViewer (1)	2,326	103
Telefonica Deutschland Holding	28,921	73
thyssenkrupp (1)	1,147	6

Zalando (1)	12,713	1,184
		14,037
Preferred Stocks 0.0%		
Sartorius (3)	103	44
Volkswagen (3)	1,228	179
		223
Corporate Bonds 0.1%		
Bayer U.S. Finance II, 3.50%, 6/25/21 (USD) (2)	310,000	316
BMW U.S. Capital, 2.95%, 4/14/22 (USD) (2)	295,000	305
Volkswagen Group of America Finance, 2.70%, 9/26/22 (USD) (2)	330,000	342
		963
Total Germany (Cost $13,994)		**15,223**

HONG KONG 0.6%

Common Stocks 0.5%		
AIA Group	238,000	2,265
CK Hutchison Holdings	59,760	361
Galaxy Entertainment Group	9,000	60
Hang Lung Properties	18,000	44
Hong Kong Exchanges & Clearing	4,000	192
Hongkong Land Holdings (USD)	26,000	95
Impro Precision Industries	225,000	66
JS Global Lifestyle	201,500	362
Samsonite International (1)	73,500	75
SITC International Holdings	121,000	187
Sun Hung Kai Properties	5,083	65
		3,772
Corporate Bonds 0.1%		
AIA Group, 3.60%, 4/9/29 (USD) (2)	265,000	296
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.747%, 9/20/21 (USD) (2)	295,000	295
		591
Total Hong Kong (Cost $3,709)		**4,363**

HUNGARY 0.1%

Common Stocks 0.1%

OTP Bank (1)	13,252	413
Total Hungary (Cost $506)		**413**

INDIA 0.6%

Common Stocks 0.6%

Axis Bank (1)	28,004	185
Bharti Infratel	28,997	73
Blue Star	8,250	70
CreditAccess Grameen (1)	6,599	58
Dr Lal PathLabs	1,556	48
Escorts	10,537	171
HDFC Bank (1)	45,442	725
Hindalco Industries	7,053	16
Housing Development Finance	59,133	1,532
ICICI Bank, ADR (USD) (1)	9,022	95
Info Edge India	1,173	56
Infosys	53,901	772
JSW Steel	3,970	17
Kotak Mahindra Bank (1)	10,685	223
Maruti Suzuki India	3,585	335
NTPC	167,760	200
Petronet LNG	20,532	64
Polycab India	7,694	96
Shriram Transport Finance	9,294	86
Tata Consultancy Services	3,952	142
TeamLease Services (1)	2,657	80
Torrent Pharmaceuticals	4,791	166
Total India (Cost $4,691)		**5,210**

INDONESIA 0.1%

Common Stocks 0.1%

Astra International	732,300	268

Bank Central Asia	330,200	650
Sarana Menara Nusantara	2,350,300	157
Total Indonesia (Cost $894)		**1,075**

IRELAND 0.3%

Common Stocks 0.1%

Cairn Homes (1)	101,324	92
DCC (GBP)	4,999	325
		417

Corporate Bonds 0.2%

AerCap Ireland Capital, 3.30%, 1/23/23 (USD)	150,000	151
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)	150,000	154
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2)	70,000	68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2)	215,000	219
CRH America Finance, 3.95%, 4/4/28 (USD) (2)	400,000	456
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)	300,000	318
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2)	315,000	335
		1,701
Total Ireland (Cost $2,095)		**2,118**

ISRAEL 0.0%

Corporate Bonds 0.0%

Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD)	15,000	15
Total Israel (Cost $15)		**15**

ITALY 0.7%

Common Stocks 0.6%

Amplifon (1)	17,611	640
Banca Mediolanum	17,588	120
Brunello Cucinelli (1)	2,293	69
Carel Industries	12,200	227
CNH Industrial (1)	22,062	171
Davide Campari-Milano	45,528	476
De' Longhi (1)	8,930	286

DiaSorin	726	159
Eni	12,967	91
Ferrari	2,885	515
FinecoBank Banca Fineco (1)	39,342	540
Freni Brembo (1)(7)	25,407	264
GVS (1)	9,040	127
Intesa Sanpaolo (1)	73,643	122
Leonardo (7)	16,152	77
Moncler (1)	6,173	247
Prysmian	28,579	778
Telecom Italia	261,931	95
Terna Rete Elettrica Nazionale	9,163	62
		5,066
Corporate Bonds 0.1%		
Enel Finance International, 4.25%, 9/14/23 (USD) (2)	215,000	235
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2)	295,000	319
		554
Total Italy (Cost $4,603)		**5,620**
JAPAN 4.8%		
Common Stocks 4.7%		
Aida Engineering	8,900	68
Aruhi (7)	10,500	189
Asahi Group Holdings	4,400	136
Asahi Kasei	29,600	256
Asics	7,100	89
Astellas Pharma	62,100	852
Benefit One	4,700	118
Benesse Holdings	3,300	78
Bridgestone	3,200	104
Capcom	2,600	142
Central Japan Railway	1,400	169
Chugai Pharmaceutical	5,600	216
CyberAgent	7,800	491
Daiichi Sankyo	4,200	111

Daikin Industries	2,700	505
Daio Paper	26,900	389
Daiwa Office Investment	15	81
Demae-Can (1)	6,400	190
Denka	2,000	62
Denso	6,000	280
DIC	9,200	224
Disco	1,200	324
Electric Power Development	17,500	236
en-japan	1,900	42
Ezaki Glico	5,800	241
Fancl	6,900	217
FANUC	2,600	549
Fast Retailing	600	419
Freee KK (1)	5,100	399
Fujitec	20,700	451
Fujitsu	2,200	260
Fujitsu General	15,300	425
Fukuoka Financial Group	5,700	95
GMO Financial Gate (1)(7)	600	104
GMO Payment Gateway	1,700	208
Hamamatsu Photonics	8,300	418
Hanwa	5,700	110
Heiwa Real Estate	6,100	178
Hikari Tsushin	1,300	305
Hitachi	7,400	249
Hitachi Metals	11,100	147
Honda Motor	4,600	109
Horiba	1,800	89
Hoshino Resorts REIT (7)	66	312
Hoshizaki	9,600	767
Idec	5,000	86
Industrial & Infrastructure Fund Investment	119	203
Japan Retail Fund Investment	7	10
Japan Tobacco	7,800	147
JFE Holdings (1)	2,000	14

JGC Holdings	8,000	66
JINS Holdings	1,600	116
JMDC (1)	2,400	126
Kansai Paint	12,900	333
Kao	1,500	107
Keyence	1,500	681
Kirin Holdings	14,700	265
Koito Manufacturing	1,700	82
Kubota	24,000	417
Kyowa Kirin	6,400	159
Mabuchi Motor	2,500	103
Maeda	19,300	139
Matsumotokiyoshi Holdings	6,000	221
Media Do	900	64
Medley (1)(7)	2,100	118
Mercari (1)	1,400	59
METAWATER	5,800	136
Mitsubishi	8,500	190
Mitsubishi Electric	85,800	1,105
Mitsubishi Estate	9,700	145
Mitsubishi Motors (1)	15,300	28
Mitsubishi UFJ Financial Group	98,400	388
Mitsubishi UFJ Lease & Finance	24,900	105
Mitsui Fudosan	31,100	530
Mitsui Fudosan Logistics Park	6	29
Mitsui Mining & Smelting	6,200	156
Miura	8,700	410
Modec	7,500	109
Money Forward (1)	1,600	145
Murata Manufacturing	11,900	835
Musashi Seimitsu Industry	10,100	106
Nakanishi	6,500	116
NET One Systems	6,700	200
Nextage (7)	20,600	247
NGK Spark Plug	5,700	100
Nifco	3,600	108

Nintendo	400	216
Nippon Accommodations Fund	6	34
Nippon Ceramic	7,200	175
Nippon Paint Holdings	1,400	126
Nippon Prologis REIT	9	30
Nippon Seiki	16,600	187
Nippon Shokubai	1,900	93
Nippon Soda	3,400	89
Nippon Steel (1)	3,200	31
Nippon Telegraph & Telephone	87,600	1,843
Nipro	15,300	161
Nitto Boseki	2,100	77
NOF	3,200	120
NTT Data	26,200	296
Obara Group	3,800	132
Omron	2,800	202
Oriental Land	1,000	140
ORIX	16,100	188
Otsuka Holdings	20,200	748
Outsourcing	9,200	85
PALTAC	2,000	112
Pan Pacific International Holdings	9,200	195
Panasonic	22,800	211
Persol Holdings	23,400	354
Pigeon	1,900	87
Pola Orbis Holdings	3,100	61
Recruit Holdings	16,400	624
Renesas Electronics (1)	15,100	125
Round One	13,500	106
Ryohin Keikaku	4,900	103
Sakata INX	10,200	106
Sakata Seed	1,900	67
Sansan (1)	4,400	291
Sanwa Holdings	14,500	165
Seven & i Holdings	15,500	471
Shimadzu	8,800	252

Shin-Etsu Chemical	200	27
SMC	400	213
SMS	13,400	395
SoftBank (7)	20,800	242
SoftBank Group	17,900	1,166
Solasto	28,900	353
Sompo Holdings	4,900	183
Sony	5,500	458
Stanley Electric	22,700	646
Sumitomo	33,800	370
Sumitomo Densetsu	8,100	193
Sumitomo Electric Industries	19,600	216
Sumitomo Metal Mining	600	19
Sumitomo Mitsui Trust Holdings	5,500	148
Sumitomo Rubber Industries	8,200	72
Sumitomo Seika Chemicals	5,000	159
Suzuki Motor	24,500	1,052
Taiyo Yuden	2,200	81
Takeda Pharmaceutical	25,346	783
Takeda Pharmaceutical, ADR (USD)	7,461	115
Takuma	5,800	89
TechnoPro Holdings	5,700	355
Terumo	1,600	59
THK	8,500	226
Tokio Marine Holdings	8,600	384
Tokyo Electron	1,700	456
Tokyo Tatemono	9,600	110
Tosoh	2,800	45
Toyo Tire	9,300	138
Toyota Motor	13,000	853
UT Group (1)(7)	11,900	371
VT Holdings	14,200	50
Welcia Holdings	5,600	219
Yellow Hat	8,400	138
Z Holdings	97,200	678
		39,473

Corporate Bonds 0.1%		
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 (USD)	300,000	307
Panasonic, 2.536%, 7/19/22 (USD) (2)	200,000	206
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)	340,000	368
Toyota Motor, 3.183%, 7/20/21 (USD)	295,000	301
		1,182
Total Japan (Cost $34,234)		**40,655**
KUWAIT 0.0%		
Common Stocks 0.0%		
National Bank of Kuwait	31,375	87
Total Kuwait (Cost $92)		**87**
LUXEMBOURG 0.0%		
Common Stocks 0.0%		
Shurgard Self Storage	724	31
Total Luxembourg (Cost $21)		**31**
MEXICO 0.1%		
Common Stocks 0.1%		
Grupo Aeroportuario del Sureste, ADR (USD) (1)	2,319	267
Grupo Mexico, Series B	8,600	25
Industrias Penoles	1,217	19
Wal-Mart de Mexico	146,593	355
		666
Corporate Bonds 0.0%		
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2)	150,000	162
		162
Total Mexico (Cost $845)		**828**
NETHERLANDS 1.2%		
Common Stocks 1.1%		
Aalberts	2,731	92

ABN AMRO Bank, CVA (1)	10,831	89
Adyen (1)	124	208
Akzo Nobel	4,480	431
Argenx, ADR (USD) (1)	1,465	364
ASML Holding (USD)	1,691	611
ASML Holding	5,532	2,002
Corbion	8,883	403
EQT (SEK)	6,592	125
IMCD	2,271	263
ING Groep (1)	80,613	552
Intertrust (1)	6,589	102
Just Eat Takeaway.com (1)	1,782	198
Kendrion (1)	2,187	39
Koninklijke DSM	5,148	823
Koninklijke Philips (1)	29,735	1,377
Koninklijke Vopak	5,874	305
Prosus	6,496	649
Unilever (7)	8,820	497
Van Lanschot Kempen, CVA	4,239	85
		9,215
Corporate Bonds 0.1%		
Cooperatieve Rabobank, 3.125%, 4/26/21 (USD)	250,000	254
ING Groep, 3.55%, 4/9/24 (USD)	255,000	277
Shell International Finance, 3.25%, 5/11/25 (USD)	75,000	83
		614
Total Netherlands (Cost $7,228)		**9,829**

NEW ZEALAND 0.1%

Common Stocks 0.1%		
Fisher & Paykel Healthcare	20,424	472
Xero (AUD) (1)	1,750	136
Total New Zealand (Cost $205)		**608**

NORWAY 0.1%

Common Stocks 0.1%

Aker BP	946	15
Borregaard	1,193	16
DNB (1)	29,309	396
Equinor	26,498	338
Norsk Hydro (1)	14,937	42
Storebrand (1)	38,000	200
TGS NOPEC Geophysical	1,423	13
Total Norway (Cost $1,054)		**1,020**

PANAMA 0.0%

Government Bonds 0.0%

Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	36
Total Panama (Cost $28)		**36**

PERU 0.1%

Common Stocks 0.1%

Cia de Minas Buenaventura, ADR (USD)	926	12
Credicorp (USD)	4,737	543
Southern Copper (USD)	9,974	522
Total Peru (Cost $1,305)		**1,077**

PHILIPPINES 0.1%

Common Stocks 0.1%

SM Investments	35,101	689
Universal Robina	98,890	281
Total Philippines (Cost $821)		**970**

POLAND 0.0%

Common Stocks 0.0%

KGHM Polska Miedz (1)	551	17

Powszechny Zaklad Ubezpieczen (1)	17,783	97
		114
Government Bonds 0.0%		
Republic of Poland, 3.25%, 4/6/26 (USD)	55,000	62
		62
Total Poland (Cost $237)		**176**

PORTUGAL 0.1%

Common Stocks 0.1%		
Banco Comercial Portugues, Class R (1)(7)	335,163	29
Galp Energia	47,149	383
Jeronimo Martins	48,594	772
Total Portugal (Cost $1,543)		**1,184**

RUSSIA 0.3%

Common Stocks 0.3%		
Alrosa	24,340	22
HeadHunter Group, ADR (USD)	4,000	92
Mail.Ru Group, GDR (USD) (1)	9,751	255
MMC Norilsk Nickel	196	47
Polymetal International	1,175	25
Polyus	149	29
Sberbank of Russia, ADR (USD)	141,547	1,430
X5 Retail Group, GDR (USD)	10,424	366
Yandex, Class A (USD) (1)	3,697	213
Total Russia (Cost $2,411)		**2,479**

SAUDI ARABIA 0.0%

Common Stocks 0.0%		
Al Rajhi Bank	13,027	229
		229

Corporate Bonds 0.0%		
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2)	245,000	257
		257
Total Saudi Arabia (Cost $435)		**486**
SINGAPORE 0.3%		
Common Stocks 0.3%		
DBS Group Holdings	9,400	140
Frasers Centrepoint Trust	13,100	20
Mapletree Industrial Trust	15,600	35
Sea, ADR (USD) (1)	7,985	1,259
United Overseas Bank	30,200	420
Wilmar International	81,800	242
		2,116
Corporate Bonds 0.0%		
United Overseas Bank, 3.20%, 4/23/21 (USD) (2)	200,000	203
		203
Total Singapore (Cost $1,767)		**2,319**
SOUTH AFRICA 0.3%		
Common Stocks 0.3%		
Anglo American Platinum	452	30
AngloGold Ashanti	1,728	40
Capitec Bank Holdings (1)	3,850	271
Clicks Group	17,218	249
FirstRand	106,540	247
Gold Fields	3,167	34
Harmony Gold Mining (1)	3,071	15
Impala Platinum Holdings	6,884	61
Naspers, N Shares (1)	5,275	1,030
Northam Platinum (1)	2,939	28
Sanlam	25,522	74
Shoprite Holdings	43,768	347

Sibanye Stillwater	9,345	28
Total South Africa (Cost $2,602)		**2,454**

SOUTH KOREA 1.1%

Common Stocks 1.0%

Korea Zinc	50	17
KT	5,292	103
KT, ADR (USD)	9,568	92
LG Household & Health Care	1,360	1,803
NAVER	6,612	1,692
POSCO	713	132
Samsung Electronics	88,321	4,440
SK Hynix	7,096	503
		8,782

Preferred Stocks 0.1%

Samsung Electronics (3)	12,339	549
		549
Total South Korea (Cost $6,414)		**9,331**

SPAIN 0.6%

Common Stocks 0.5%

Acerinox (1)	37,944	301
Aedas Homes (1)	17,632	349
Amadeus IT Group, A Shares	18,064	861
Cellnex Telecom	10,569	678
CIE Automotive	4,077	80
Grifols	14,446	390
Iberdrola	78,604	928
Iberdrola, ADR (USD)	75	4
Indra Sistemas (1)	6,446	39
Inmobiliaria Colonial Socimi	24,993	178
Laboratorios Farmaceuticos Rovi (1)	6,376	227
		4,035

Corporate Bonds 0.1%		
Banco Santander, 3.49%, 5/28/30 (USD)	200,000	216
Banco Santander, 3.848%, 4/12/23 (USD)	200,000	214
		430
Total Spain (Cost $4,078)		**4,465**

SUPRANATIONAL 0.0%

Corporate Bonds 0.0%		
European Investment Bank, 1.625%, 12/15/20 (USD)	65,000	65
Total Supranational (Cost $65)		**65**

SWEDEN 0.6%

Common Stocks 0.6%		
Ambea (1)	16,731	94
Assa Abloy, B Shares	22,164	475
Atlas Copco, B Shares	500	19
Autoliv, SDR	2,560	193
Avanza Bank Holding	10,532	201
Boliden	4,606	126
Elekta, B Shares (7)	42,768	500
Epiroc, A Shares	27,663	413
Epiroc, B Shares	2,508	36
Essity, B Shares (7)	4,409	128
Fabege	2,093	26
Getinge, B Shares	5,350	105
Hexagon, B Shares (1)	3,060	224
Husqvarna, B Shares	36,353	375
LM Ericsson, B Shares	42,283	472
Lundin Energy	6,954	133
MIPS	1,350	58
Sandvik (1)	830	15
Spotify Technology (USD) (1)	1,113	267
Svenska Cellulosa, Class B (1)	1,578	21
Svenska Handelsbanken, A Shares (1)	30,641	248

Swedbank, A Shares (1)	47,245	740
Thule Group (1)	11,736	384
Trelleborg, B Shares (1)	6,115	102
		5,355
Corporate Bonds 0.0%		
Svenska Handelsbanken, 3.35%, 5/24/21 (USD)	100,000	102
		102
Total Sweden (Cost $4,363)		**5,457**
SWITZERLAND 1.6%		
Common Stocks 1.5%		
ABB	15,648	380
Adecco Group	1,848	91
Alcon (1)	13,317	757
ams (1)	10,327	221
Barry Callebaut	445	919
Bucher Industries	53	20
DKSH Holding	2,480	160
Julius Baer Group	14,918	664
Lonza Group	1,438	871
Nestle	17,779	2,000
Novartis	16,175	1,260
Partners Group Holding	217	195
PSP Swiss Property	259	31
Roche Holding	8,379	2,692
Sensirion Holding (1)	1,983	109
TE Connectivity (USD)	1,019	99
Tecan Group	765	363
Temenos	927	100
UBS Group	16,143	188
Zur Rose Group (1)	667	186
Zurich Insurance Group	3,570	1,186
		12,492
Corporate Bonds 0.1%		
Alcon Finance, 2.60%, 5/27/30 (USD) (2)	235,000	246

Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(6)	250,000	260
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6)	300,000	298
		804
Total Switzerland (Cost $10,684)		**13,296**

TAIWAN 1.0%

Common Stocks 1.0%

China Steel	43,000	31
Largan Precision	8,000	850
MediaTek	8,000	190
President Chain Store	40,000	361
Taiwan Semiconductor Manufacturing	404,000	6,112
Taiwan Semiconductor Manufacturing, ADR (USD)	3,567	299
Taiwan Union Technology	31,000	103
Uni-President Enterprises	33,910	73
Vanguard International Semiconductor	68,000	222
Wiwynn	6,000	153
Total Taiwan (Cost $4,840)		**8,394**

THAILAND 0.1%

Common Stocks 0.1%

Airports of Thailand	94,600	157
CP ALL (1)	463,800	799
Total Thailand (Cost $1,073)		**956**

TURKEY 0.0%

Common Stocks 0.0%

BIM Birlesik Magazalar	17,718	140
Total Turkey (Cost $132)		**140**

UNITED ARAB EMIRATES 0.1%

Common Stocks 0.1%

Air Arabia	254,522	76

First Abu Dhabi Bank	117,334	361
Network International Holdings (GBP) (1)	108,060	310
Total United Arab Emirates (Cost $1,017)		**747**

UNITED KINGDOM 3.2%

Common Stocks 2.9%

Abcam	27,093	517
AJ Bell	22,189	121
Amcor, CDI (AUD)	48,802	508
Anglo American	3,322	78
Ascential (1)	78,574	281
Ashtead Group	14,704	531
ASOS (1)	16,124	920
AstraZeneca	7,914	795
AstraZeneca, ADR (USD)	8,561	429
Aviva	42,728	143
BHP Group	13,112	254
boohoo Group (1)	37,319	131
BP, ADR (USD)	9,001	139
British American Tobacco	4,532	144
BT Group	82,839	109
Bunzl	5,376	167
Burberry Group	28,334	498
Centamin	1,848	3
Clarivate (USD) (1)	16,548	459
Close Brothers Group	4,849	68
Codemasters Group Holdings (1)	16,880	91
Compass Group	14,341	196
Croda International	2,521	197
Derwent London	2,719	94
Diageo	10,274	332
Direct Line Insurance Group	24,270	83
Draper Esprit (1)	30,944	242
DS Smith (1)	4,687	17
Farfetch, Class A (USD) (1)	2,639	74

First Derivatives	5,367	204
Frontier Developments (1)	3,052	103
Funding Circle Holdings (1)	74,146	76
Genus	4,176	222
Georgia Capital (1)	4,563	22
GlaxoSmithKline, ADR (USD)	20,470	684
Glencore (1)	27,212	55
Grainger	5,682	21
Great Portland Estates	86,789	649
Helios Towers (1)	84,713	177
Hiscox (1)	22,135	237
HomeServe	40,760	584
Howden Joinery Group (1)	50,807	419
HSBC Holdings	21,883	92
Imperial Brands	7,810	124
Informa (1)	13,748	75
InterContinental Hotels Group (1)	6,288	319
Intermediate Capital Group	15,249	232
Investec	15,707	29
IP Group (1)	41,096	42
IQE (1)	216,500	154
Johnson Matthey	9,254	258
Keywords Studios	8,779	241
Kingfisher (1)	89,432	333
Lloyds Banking Group (1)	960,165	350
London Stock Exchange Group	9,636	1,039
Meggitt (1)	80,197	284
Melrose Industries (1)	167,643	260
Mondi	24,357	462
Naked Wines	6,678	40
National Grid	67,060	798
Next	5,125	387
Ninety One (1)	11,002	30
Ocado Group (1)	17,944	529
Persimmon	6,984	211
Playtech (1)	49,673	219

Polypipe Group (1)	16,867	100
Reckitt Benckiser Group	5,471	482
RELX	21,461	425
Renishaw (1)	2,913	211
Rightmove (1)	12,060	97
Rio Tinto	4,118	233
Rolls-Royce Holdings (7)	27,886	26
Rolls-Royce Holdings, Rights, 11/12/20 (1)	83,230	42
Rotork	31,961	116
Royal Dutch Shell, B Shares	15,615	188
Royal Dutch Shell, Class B, ADR (USD)	5,290	128
Segro	24,698	289
Shaftesbury	1,333	8
Shaftesbury, Rights, 11/16/20 (1)	160	—
Smith & Nephew	29,911	519
Smiths Group	7,689	132
Spirax-Sarco Engineering	1,220	178
SSP Group	19,376	47
Standard Chartered (1)	16,764	77
Syncona (1)(8)	37,285	120
THG Holdings (1)	29,659	253
Trainline (1)	62,788	224
Tyman (1)	29,004	100
Unilever	17,985	1,025
UNITE Group (1)	25,436	274
Victrex	6,905	165
Vodafone Group	143,530	191
Vodafone Group, ADR (USD)	18,505	250
WANdisco (1)	7,332	43
Watches of Switzerland Group (1)	25,325	130
Weir Group (1)	5,778	107
WPP	49,577	396
YouGov	21,158	266
		24,424

Convertible Preferred Stocks 0.0%		
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $48 (USD) (1)(4)(5)	116	49
		49
Corporate Bonds 0.3%		
Anglo American Capital, 2.625%, 9/10/30 (USD) (2)	200,000	200
Experian Finance, 2.75%, 3/8/30 (USD) (2)	200,000	214
HSBC Holdings, VR, 2.848%, 6/4/31 (USD) (6)	280,000	291
NatWest Group, VR, 4.519%, 6/25/24 (USD) (6)	300,000	325
NatWest Markets, 2.375%, 5/21/23 (USD) (2)	240,000	247
RELX Capital, 3.00%, 5/22/30 (USD)	100,000	108
RELX Capital, 3.50%, 3/16/23 (USD)	45,000	48
Unilever Capital, 3.00%, 3/7/22 (USD)	150,000	155
Vodafone Group, 3.75%, 1/16/24 (USD)	180,000	196
WPP Finance 2010, 3.625%, 9/7/22 (USD)	290,000	305
		2,089
Total United Kingdom (Cost $25,755)		**26,562**
UNITED STATES 66.8%		
Common Stocks 27.0%		
AbbVie	27,091	2,305
Acadia Realty Trust, REIT	5,834	54
Advanced Micro Devices (1)	12,820	965
AES	29,405	573
AGCO	311	24
Agilent Technologies	9,772	998
Air Products & Chemicals	446	123
Alexander & Baldwin, REIT	477	6
Alexandria Real Estate Equities, REIT	845	128
Alexion Pharmaceuticals (1)	3,663	422
Align Technology (1)	60	26
Alphabet, Class A (1)	404	653
Alphabet, Class C (1)	7,441	12,062
Amazon.com (1)	3,880	11,780
Ameren	13,270	1,076

American Campus Communities, REIT	9,803	367
American Electric Power	4,650	418
American International Group	63,104	1,987
Analog Devices	5,323	631
Anthem	5,131	1,400
Apple	52,901	5,759
Applied Materials	29,527	1,749
Aptiv	120	12
Array Technologies (1)	4,493	166
Atlassian, Class A (1)	740	142
AvalonBay Communities, REIT	1,451	202
Avery Dennison	2,100	291
Ball	498	44
Bank of America	77,343	1,833
Becton Dickinson & Company	3,689	853
Biogen (1)	262	66
Bluescape Opportunities Acquisition (1)	793	8
Booking Holdings (1)	294	477
Boston Properties, REIT	266	19
Boston Scientific (1)	11,153	382
Bright Horizons Family Solutions (1)	804	127
Broadcom	5,916	2,068
Cactus, Class A	767	13
Camden Property Trust, REIT	1,879	173
Capital One Financial	18,685	1,366
Carvana (1)	1,947	361
Caterpillar	10,862	1,706
Cboe Global Markets	3,241	263
Centene (1)	5,050	298
Ceridian HCM Holding (1)	3,815	329
CF Industries Holdings	1,007	28
ChampionX (1)	1,709	15
Charles Schwab	13,000	534
Charter Communications, Class A (1)	1,237	747
Chevron	844	59
Chipotle Mexican Grill (1)	266	320

Chubb	6,462	839
Cigna	3,769	629
Cintas	645	203
Citrix Systems	1,769	200
CMC Materials	112	16
CME Group	4,113	620
Coca-Cola	10,225	491
Concho Resources	1,234	51
ConocoPhillips	1,916	55
Cooper	1,276	407
CoStar Group (1)	757	623
Coupa Software (1)	152	41
Crown Castle International, REIT	767	120
Crown Holdings (1)	200	17
CubeSmart, REIT	3,650	124
Cummins	1,662	365
CyrusOne, REIT	290	21
Danaher	23,539	5,403
Deere	9,725	2,197
Devon Energy	1,993	18
Diamondback Energy	674	18
Digital Realty Trust, REIT	570	82
DocuSign (1)	2,376	481
Dollar General	3,398	709
Dollar Tree (1)	98	9
Dominion Energy	3,484	280
Domino's Pizza	75	28
Domtar	818	20
Douglas Emmett, REIT	4,090	97
Duke Energy	4,181	385
DuPont de Nemours	8,889	506
EastGroup Properties, REIT	407	54
Edison International	2,136	120
Edwards Lifesciences (1)	71	5
Elanco Animal Health (1)	19,659	610
Eli Lilly	6,128	799

Entegris	430	32
Entergy	6,336	641
EOG Resources	1,745	60
EPR Properties, REIT	65	2
Equifax	3,975	543
Equinix, REIT	246	180
Equitable Holdings	66,830	1,436
Equity LifeStyle Properties, REIT	1,354	80
Equity Residential, REIT	2,499	117
Essex Property Trust, REIT	695	142
Etsy (1)	641	78
Euronet Worldwide (1)	5,575	495
Exact Sciences (1)	942	117
Exxon Mobil	1,923	63
Facebook, Class A (1)	21,724	5,716
Federal Realty Investment Trust, REIT	545	38
FedEx	3,627	941
Fidelity National Information Services	11,137	1,388
First Industrial Realty Trust, REIT	271	11
Fiserv (1)	10,074	962
Fortive	6,701	413
Freeport-McMoRan	4,136	72
FTI Consulting (1)	2,225	219
General Electric	287,203	2,131
General Motors	37,024	1,278
Global Payments	11,186	1,764
Goldman Sachs Group	6,114	1,156
GoodRx Holdings, Class A (1)	298	14
Graphic Packaging Holding	844	11
Halliburton	1,999	24
Hartford Financial Services Group	13,783	531
HCA Healthcare	21,279	2,637
Healthcare Realty Trust, REIT	2,640	73
Healthcare Trust of America, Class A, REIT	2,857	69
Hess	400	15
Highwoods Properties, REIT	599	18

Hilton Worldwide Holdings	11,224	986
Home Depot	1,301	347
Honeywell International	10,652	1,757
Host Hotels & Resorts, REIT	1,236	13
Humana	2,336	933
Huntsman	1,151	28
Incyte (1)	2,662	231
Intercontinental Exchange	1,943	183
International Paper	35,053	1,534
Intuit	5,518	1,736
Intuitive Surgical (1)	1,865	1,244
Jacobs Engineering Group	8,978	853
JBG SMITH Properties, REIT	2,142	50
Johnson Controls International	22,992	971
JPMorgan Chase	14,209	1,393
Kadant	146	17
Kansas City Southern	38	7
Kennametal	449	14
Keysight Technologies (1)	4,582	481
Kilroy Realty, REIT	1,016	48
KLA	53	10
Kosmos Energy	7,266	7
L3Harris Technologies	27	4
Lam Research	1,454	497
Lennar, Class A	10,730	754
Linde (EUR)	1,353	297
Linde	13,010	2,867
Littelfuse	1,745	345
Live Nation Entertainment (1)	12,300	600
Lowe's	309	49
Lululemon Athletica (1)	1,125	359
Magnolia Oil & Gas, Class A (1)	3,104	13
Marriott International, Class A	6,852	636
Marsh & McLennan	8,247	853
Marvell Technology Group	10,257	385
Mastercard, Class A	6,676	1,927

Match Group (1)	4,227	494
Maxim Integrated Products	14,245	992
McDonald's	10,643	2,267
Medtronic	12,354	1,242
MetLife	29,873	1,131
MGM Resorts International	20,313	418
Micron Technology (1)	29,309	1,475
Microsoft	53,132	10,758
Middleby (1)	7,707	767
Molina Healthcare (1)	2,380	444
Mondelez International, Class A	1,376	73
Morgan Stanley	99,108	4,772
Motorola Solutions	1,469	232
MSCI	52	18
National Fuel Gas	352	14
National Retail Properties, REIT	67	2
Netflix (1)	4,589	2,183
Newmont	3,253	204
NextEra Energy	68,337	5,003
NIKE, Class B	2,616	314
Norfolk Southern	7,753	1,621
Northrop Grumman	23	7
Nucor	683	33
NVIDIA	5,543	2,779
NXP Semiconductors (9)	23,033	3,112
O'Reilly Automotive (1)	1,263	551
Packaging Corp. of America	16,945	1,940
Parker-Hannifin	113	24
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5)	21,572	36
Paycom Software (1)	381	139
PayPal Holdings (1)	11,218	2,088
Pebblebrook Hotel Trust, REIT	769	9
PepsiCo	322	43
Philip Morris International	12,093	859
Pioneer Natural Resources	740	59

Planet Fitness, Class A (1)	8,344	495
PNC Financial Services Group	6,361	712
PPD (1)	1,107	36
PPG Industries	8,984	1,165
Principal Financial Group	5,597	220
Prologis, REIT	42,249	4,191
PS Business Parks, REIT	375	43
Public Service Enterprise Group	17,207	1,001
Public Storage, REIT	687	157
Quaker Chemical	199	38
QUALCOMM	28,688	3,539
Rayonier, REIT	1,394	35
RealPage (1)	9,492	529
Realty Income, REIT	208	12
Regency Centers, REIT	1,576	56
Reliance Steel & Aluminum	586	64
Rexford Industrial Realty, REIT	1,275	59
Rockwell Automation	3,608	856
Roper Technologies	2,907	1,080
Ross Stores	12,944	1,102
RPM International	961	81
S&P Global	1,138	367
salesforce.com (1)	7,529	1,749
Sanderson Farms	335	43
Schlumberger	1,782	27
Seagen (1)	270	45
Sempra Energy	26,954	3,379
ServiceNow (1)	4,354	2,166
Sherwin-Williams	179	123
Silgan Holdings	586	20
Simon Property Group, REIT	824	52
SL Green Realty, REIT (7)	2,023	87
Snap, Class A (1)	39,449	1,554
Snowflake, Class A (1)	123	31
Southern	18,362	1,055
Spirit Realty Capital, REIT	74	2

Splunk (1)	4,413	874
Stanley Black & Decker	4,190	696
State Street	327	19
Steel Dynamics	629	20
Stryker	8,350	1,687
Sun Communities, REIT	4,448	612
Sunstone Hotel Investors, REIT	5,126	38
Synopsys (1)	6,130	1,311
T-Mobile US (1)	6,511	713
Terreno Realty, REIT	1,492	84
Tesla (1)	21	8
Texas Instruments	13,541	1,958
Thermo Fisher Scientific	7,646	3,617
TJX	11,529	586
Toro	207	17
Travelers	4,404	532
Twilio, Class A (1)	152	42
Tyson Foods, Class A	12,734	729
Ultragenyx Pharmaceutical (1)	2,110	212
Union Pacific	6,735	1,193
United Airlines Holdings (1)	7,581	257
United Parcel Service, Class B	10,244	1,609
United Rentals (1)	4,113	733
UnitedHealth Group	12,124	3,700
Urban Edge Properties, REIT	1,624	15
Veeva Systems, Class A (1)	698	189
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost $4 (1)(4)(5)	1	6
VEREIT, REIT	318	2
Vertex Pharmaceuticals (1)	5,004	1,043
Visa, Class A	20,542	3,733
Walt Disney	8,993	1,090
Waste Connections	1,366	136
Wells Fargo	13,485	289
Welltower, REIT	11,626	625
Westlake Chemical	553	37

Westrock	32,399	1,217
Weyerhaeuser, REIT	29,128	795
Williams	52,722	1,012
Willis Towers Watson	1,022	187
Wix.com (1)	6,394	1,581
Workday, Class A (1)	2,127	447
WP Carey, REIT	407	25
WPX Energy (1)	2,121	10
Xcel Energy	241	17
Yum! Brands	23,917	2,232
Zimmer Biomet Holdings	2,379	314
Zoetis	1,193	189
Zoom Video Communications, Class A (1)	1,261	581
		228,240
Convertible Preferred Stocks 0.1%		
American Electric Power, 6.125%, 3/15/22	740	39
Farmers Business Network, Series D, Acquisition Date: 11/3/17, Cost $3 (1)(4)(5)	163	5
NextEra Energy, 5.279%, 3/1/23	879	43
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost $137 (1)(4)(5)	12,707	197
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost $159 (1)(4)(5)	10,254	159
Sempra Energy, Series B, 6.75%, 7/15/21	215	22
Southern, Series A, 6.75%, 8/1/22	5,038	244
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $54 (1)(4)(5)	4,095	76
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $9 (1)(4)(5)	687	13
Uipath, Series E, Acquisition Date: 7/9/20, Cost $2 (1)(4)(5)	109	2
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5)	1,669	143
		943
Corporate Bonds 3.7%		
Abbott Laboratories, 1.15%, 1/30/28	190,000	190
AbbVie, 2.95%, 11/21/26 (2)	145,000	158
AbbVie, 3.60%, 5/14/25	240,000	266
AbbVie, 4.50%, 5/14/35	30,000	36
Agilent Technologies, 3.875%, 7/15/23	65,000	70

AHS Hospital, 5.024%, 7/1/45	20,000	26
AIG Global Funding, 3.35%, 6/25/21 (2)	130,000	132
Air Lease, 2.50%, 3/1/21	85,000	85
Air Lease, 3.50%, 1/15/22	75,000	77
Air Lease, 3.625%, 4/1/27	45,000	45
Alexandria Real Estate Equities, 4.00%, 1/15/24	30,000	33
Altria Group, 2.35%, 5/6/25	40,000	42
Altria Group, 4.75%, 5/5/21	20,000	20
Amazon.com, 2.80%, 8/22/24	50,000	54
Amazon.com, 3.875%, 8/22/37	150,000	183
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	23,697	18
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32	178,568	164
American Campus Communities Operating Partnership, 3.625%, 11/15/27	230,000	246
American International Group, 3.30%, 3/1/21	270,000	272
Anthem, 2.50%, 11/21/20	50,000	50
Anthem, 4.101%, 3/1/28	130,000	150
Anthem, 4.65%, 1/15/43	20,000	25
Aon, 2.20%, 11/15/22	195,000	202
Aon, 2.80%, 3/15/21	65,000	65
Aon, 3.875%, 12/15/25	25,000	28
Appalachian Power, 4.45%, 6/1/45	40,000	49
Apple, 3.20%, 5/13/25	260,000	289
Apple, 3.20%, 5/11/27	300,000	338
Aptiv, 4.15%, 3/15/24	15,000	17
AT&T, 2.75%, 6/1/31	215,000	223
AT&T, 3.00%, 6/30/22	150,000	156
AutoZone, 3.125%, 4/21/26	170,000	186
AutoZone, 3.75%, 6/1/27	70,000	79
Baltimore Gas & Electric, 3.35%, 7/1/23	225,000	240
Bank of America, 3.50%, 4/19/26	400,000	447
Bank of America, 4.45%, 3/3/26	50,000	57
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.875%, 6/25/22	250,000	250
Bank of America, VR, 3.55%, 3/5/24 (6)	100,000	106
Bank of America, VR, 4.244%, 4/24/38 (6)	120,000	144

Banner Health, 1.897%, 1/1/31	65,000	64
Becton Dickinson & Company, 2.823%, 5/20/30	115,000	122
Becton Dickinson & Company, 3.70%, 6/6/27	183,000	206
Berkshire Hathaway, 2.75%, 3/15/23	35,000	37
Berkshire Hathaway Energy, 5.15%, 11/15/43	25,000	33
Biogen, 3.625%, 9/15/22	90,000	95
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	11
Booking Holdings, 3.65%, 3/15/25	30,000	33
BP Capital Markets America, 1.749%, 8/10/30	180,000	176
Bristol-Myers Squibb, 2.90%, 7/26/24	255,000	275
Bristol-Myers Squibb, 3.55%, 8/15/22	250,000	264
Brixmor Operating Partnership, 3.875%, 8/15/22	20,000	21
Brixmor Operating Partnership, 3.90%, 3/15/27	25,000	27
Brixmor Operating Partnership, 4.05%, 7/1/30	80,000	86
Broadcom, 2.20%, 1/15/21	135,000	135
Burlington Northern Santa Fe, 3.05%, 9/1/22	65,000	68
Cameron LNG, 2.902%, 7/15/31 (2)	40,000	43
Cameron LNG, 3.701%, 1/15/39 (2)	30,000	33
Capital One Financial, 3.20%, 1/30/23	230,000	242
Capital One Financial, 3.45%, 4/30/21	135,000	137
Cardinal Health, 3.41%, 6/15/27	125,000	138
Cardinal Health, 3.75%, 9/15/25	80,000	90
Caterpillar Financial Services, 3.15%, 9/7/21	250,000	256
CC Holdings GS V, 3.849%, 4/15/23	25,000	27
Centra Health, 4.70%, 1/1/48	385,000	431
Charter Communications Operating, 4.50%, 2/1/24	250,000	277
Charter Communications Operating, 4.908%, 7/23/25	50,000	58
Cigna, 3.25%, 4/15/25	250,000	273
Cigna, 3.75%, 7/15/23	117,000	126
Citibank, 3.40%, 7/23/21	250,000	255
Citigroup, 4.45%, 9/29/27	70,000	81
Citigroup, VR, 3.887%, 1/10/28 (6)	315,000	355
Citigroup, VR, 4.075%, 4/23/29 (6)	100,000	115
CMS Energy, 4.875%, 3/1/44	25,000	32
Comcast, 1.95%, 1/15/31	155,000	158
Comcast, 2.65%, 2/1/30	225,000	242

CommonSpirit Health, 2.76%, 10/1/24	95,000	99
CommonSpirit Health, 2.782%, 10/1/30	50,000	50
CommonSpirit Health, 2.95%, 11/1/22	25,000	26
Concho Resources, 3.75%, 10/1/27	25,000	28
Crown Castle International, 3.70%, 6/15/26	40,000	45
Crown Castle International, 4.75%, 5/15/47	30,000	37
Crown Castle Towers, 3.72%, 7/15/23 (2)	125,000	131
CVS Health, 2.70%, 8/21/40	40,000	38
CVS Health, 3.25%, 8/15/29	225,000	246
CVS Health, 3.50%, 7/20/22	40,000	42
Daimler Finance North America, 2.30%, 2/12/21 (2)	150,000	151
DCP Midstream Operating, 3.875%, 3/15/23	25,000	25
Delta Air Lines, 3.80%, 4/19/23	75,000	71
Diamondback Energy, 2.875%, 12/1/24	270,000	274
Discover Financial Services, 3.75%, 3/4/25	15,000	16
Discover Financial Services, 3.85%, 11/21/22	95,000	101
Dow Chemical, 3.15%, 5/15/24	90,000	97
Eaton Vance, 3.625%, 6/15/23	15,000	16
Ecolab, 3.25%, 12/1/27	265,000	298
Elanco Animal Health, 4.912%, 8/27/21	30,000	31
Energy Transfer Operating, 5.25%, 4/15/29	120,000	130
Equitable Holdings, 3.90%, 4/20/23	45,000	48
Essex Portfolio, 2.65%, 3/15/32	135,000	140
Evernorth Health, 2.60%, 11/30/20	145,000	145
Eversource Energy, 3.30%, 1/15/28	15,000	17
Federal Realty Investment Trust, 2.55%, 1/15/21	60,000	60
Fidelity National Information Services, 4.25%, 5/15/28	135,000	158
Fifth Third Bancorp, 4.30%, 1/16/24	65,000	71
Fifth Third Bank, 3.35%, 7/26/21	250,000	255
FirstEnergy, Series C, 7.375%, 11/15/31	60,000	80
FirstEnergy Transmission, 4.35%, 1/15/25 (2)	65,000	71
Fiserv, 3.20%, 7/1/26	100,000	111
Florida Gas Transmission, 3.875%, 7/15/22 (2)	20,000	21
Florida Gas Transmission, 4.35%, 7/15/25 (2)	215,000	244
Ford Motor Credit, 3.47%, 4/5/21	200,000	200
GE Capital International Funding, 4.418%, 11/15/35	200,000	216

General Motors, 4.00%, 4/1/25	55,000	59
General Motors Financial, 3.55%, 7/8/22	205,000	213
George Washington University, Series 2014, 4.30%, 9/15/44	15,000	18
Gilead Sciences, 3.25%, 9/1/22	20,000	21
Goldman Sachs Group, 3.00%, 4/26/22	125,000	127
Goldman Sachs Group, 3.50%, 1/23/25	300,000	327
Goldman Sachs Group, 3.85%, 1/26/27	115,000	129
Goldman Sachs Group, 5.15%, 5/22/45	15,000	20
Goldman Sachs Group, 6.75%, 10/1/37	10,000	15
Hackensack Meridian Health, 4.211%, 7/1/48	155,000	185
Harley-Davidson Financial Services, 3.55%, 5/21/21 (2)	200,000	203
Hasbro, 3.00%, 11/19/24	150,000	159
HCA, 4.125%, 6/15/29	235,000	266
Healthcare Realty Trust, 3.625%, 1/15/28	30,000	33
Healthpeak Properties, 2.875%, 1/15/31	45,000	47
High Street Funding Trust I, 4.111%, 2/15/28 (2)	100,000	112
Hyatt Hotels, 3.375%, 7/15/23	30,000	31
Hyundai Capital America, 1.80%, 10/15/25 (2)	55,000	55
Hyundai Capital America, 3.45%, 3/12/21 (2)	170,000	172
Indiana University Health Obligated Group, 3.97%, 11/1/48	145,000	174
Intercontinental Exchange, 3.45%, 9/21/23	275,000	297
Intercontinental Exchange, 3.75%, 12/1/25	75,000	85
International Paper, 5.00%, 9/15/35	35,000	45
Interpublic Group, 4.00%, 3/15/22	55,000	57
ITC Holdings, 2.70%, 11/15/22	95,000	99
John Deere Capital, 2.35%, 1/8/21	75,000	75
JPMorgan Chase, 3.375%, 5/1/23	410,000	438
JPMorgan Chase, VR, 3.559%, 4/23/24 (6)	125,000	134
JPMorgan Chase, VR, 3.882%, 7/24/38 (6)	160,000	186
Kansas City Southern, 2.875%, 11/15/29	55,000	58
Kansas City Southern, 4.30%, 5/15/43	25,000	26
Kentucky Utilities, 4.375%, 10/1/45	65,000	79
Keurig Dr Pepper, 3.551%, 5/25/21	265,000	270
KeyBank, 3.35%, 6/15/21	260,000	265
KeyCorp, 2.25%, 4/6/27	90,000	95
Keysight Technologies, 4.55%, 10/30/24	230,000	260

Kilroy Realty, 3.45%, 12/15/24	40,000	42
Kilroy Realty, 4.25%, 8/15/29	25,000	28
Kilroy Realty, 4.375%, 10/1/25	15,000	17
Kimco Realty, 3.40%, 11/1/22	20,000	21
L3Harris Technologies, 4.854%, 4/27/35	50,000	65
Liberty Mutual Group, 4.25%, 6/15/23 (2)	10,000	11
Liberty Mutual Group, 4.85%, 8/1/44 (2)	20,000	24
Life Storage, 4.00%, 6/15/29	145,000	163
LYB International Finance II, 3.50%, 3/2/27	300,000	329
M&T Bank, 3.55%, 7/26/23	345,000	374
Marsh & McLennan, 3.30%, 3/14/23	10,000	11
Marsh & McLennan, 3.50%, 6/3/24	115,000	125
McDonald's, 1.45%, 9/1/25	65,000	67
MedStar Health, 3.626%, 8/15/49	130,000	136
Microchip Technology, 3.922%, 6/1/21	40,000	41
Micron Technology, 2.497%, 4/24/23	85,000	88
Micron Technology, 4.185%, 2/15/27	100,000	114
Microsoft, 4.20%, 11/3/35	90,000	117
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2)	110,000	120
Mississippi Power, 3.95%, 3/30/28	170,000	194
Morgan Stanley, 3.125%, 1/23/23	485,000	512
Morgan Stanley, 4.10%, 5/22/23	200,000	216
Morgan Stanley, 4.30%, 1/27/45	45,000	58
Morgan Stanley, VR, 3.971%, 7/22/38 (6)	135,000	161
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.342%, 9/9/22	210,000	210
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	145,000	146
New York Life Global Funding, 3.25%, 8/6/21 (2)	135,000	138
NiSource, 3.49%, 5/15/27	215,000	238
NiSource, 3.95%, 3/30/48	105,000	122
Nissan Motor Acceptance, 3.65%, 9/21/21 (2)	110,000	112
Northern Trust, 3.95%, 10/30/25	25,000	29
Northwestern University, 2.64%, 12/1/50	140,000	142
Nucor, 2.70%, 6/1/30	70,000	75
Nucor, 3.95%, 5/1/28	130,000	150
O'Reilly Automotive, 3.60%, 9/1/27	145,000	164
O'Reilly Automotive, 3.80%, 9/1/22	125,000	131

Occidental Petroleum, 2.90%, 8/15/24	210,000	175
Occidental Petroleum, 3.40%, 4/15/26	75,000	58
Omnicom Group, 3.60%, 4/15/26	50,000	56
Omnicom Group, 3.65%, 11/1/24	50,000	55
Oracle, 2.40%, 9/15/23	300,000	316
PACCAR Financial, 3.10%, 5/10/21	175,000	178
Pacific Gas & Electric, 2.10%, 8/1/27	125,000	122
Packaging Corp. of America, 3.65%, 9/15/24	15,000	16
PayPal Holdings, 2.40%, 10/1/24	345,000	366
Perrigo Finance Unlimited, 4.375%, 3/15/26	200,000	223
PNC Financial Services Group, 3.30%, 3/8/22	20,000	21
President & Fellows of Harvard College, 3.619%, 10/1/37	25,000	29
Pricoa Global Funding I, 3.45%, 9/1/23 (2)	270,000	291
Principal Financial Group, 2.125%, 6/15/30	160,000	164
Principal Financial Group, 3.30%, 9/15/22	25,000	26
Principal Financial Group, 3.40%, 5/15/25	35,000	39
Prologis, 2.125%, 4/15/27	30,000	32
Protective Life Global Funding, 1.082%, 6/9/23 (2)	205,000	208
Providence Health & Services Obligated Group, 4.379%, 10/1/23	25,000	28
QUALCOMM, 3.25%, 5/20/27	107,000	119
QVC, 4.85%, 4/1/24	20,000	21
Regency Centers, 4.125%, 3/15/28	35,000	39
Reinsurance Group of America, 5.00%, 6/1/21	20,000	21
Republic Services, 3.375%, 11/15/27	230,000	259
Roper Technologies, 2.95%, 9/15/29	60,000	65
Roper Technologies, 3.00%, 12/15/20	50,000	50
Roper Technologies, 3.80%, 12/15/26	50,000	57
Sabine Pass Liquefaction, 4.20%, 3/15/28	50,000	54
SBA Tower Trust, 2.836%, 1/15/25 (2)	250,000	263
ServiceNow, 1.40%, 9/1/30	235,000	227
Simon Property Group, 3.375%, 10/1/24	45,000	49
Spectra Energy Partners, 3.375%, 10/15/26	40,000	44
Spectra Energy Partners, 4.75%, 3/15/24	170,000	188
State Street, 3.10%, 5/15/23	25,000	27
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (2)	130,000	152

Texas Instruments, 1.375%, 3/12/25	45,000	46
Time Warner Cable, 4.00%, 9/1/21	10,000	10
Time Warner Cable, 6.55%, 5/1/37	13,000	17
Time Warner Cable, 6.75%, 6/15/39	13,000	17
Toyota Motor Credit, 2.95%, 4/13/21	250,000	253
Trinity Health, 4.125%, 12/1/45	25,000	28
Truist Bank, VR, 3.502%, 8/2/22 (6)	350,000	358
Union Pacific, 4.75%, 9/15/41	10,000	13
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26	3,591	3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	313,344	259
UnitedHealth Group, 2.00%, 5/15/30	85,000	88
UnitedHealth Group, 3.75%, 7/15/25	40,000	45
Valero Energy, 2.85%, 4/15/25	260,000	268
Verizon Communications, 1.68%, 10/30/30 (2)	28,000	28
Verizon Communications, 2.625%, 8/15/26	230,000	250
Visa, 2.15%, 9/15/22	90,000	93
Visa, 4.15%, 12/14/35	90,000	115
Vistra Operations, 3.55%, 7/15/24 (2)	135,000	144
Walmart, 3.40%, 6/26/23	300,000	324
Walt Disney, 4.50%, 2/15/21	20,000	20
Wells Fargo, 3.069%, 1/24/23	465,000	479
Wells Fargo, 3.50%, 3/8/22	95,000	99
Western Midstream Operating, 4.00%, 7/1/22	20,000	20
Willis North America, 3.60%, 5/15/24	40,000	44
Willis North America, 4.50%, 9/15/28	160,000	191
WP Carey, 3.85%, 7/15/29	215,000	237
		31,042
Asset-Backed Securities 0.4%		
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class A, 2.72%, 11/20/22 (2)	150,000	152
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class B, 3.55%, 9/22/25 (2)	105,000	110
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%, 10/17/22	6,297	6
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%, 1/17/23	43,680	44
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23	13,576	14

CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27	170,000	175
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%, 1/20/51 (2)	130,000	130
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%, 7/15/30 (2)	205,000	222
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class B, 1.32%, 9/15/27	205,000	205
GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.81%, 12/16/22	65,785	67
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.91%, 9/16/27	90,000	91
GreatAmerica Leasing Receivables Funding, Series 2018-1, Class A3, 2.60%, 6/15/21 (2)	3,988	4
Hardee's Funding, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	44,100	44
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (2)	107,800	112
Hyundai Auto Receivables Trust, Series 2018-A, Class A3, 2.79%, 7/15/22	26,650	27
Jimmy Johns Funding, Series 2017-1A, Class A2I, 3.61%, 7/30/47 (2)	8,104	8
Magnetite XXIII, Series 2019-23A, Class A, CLO, FRN, 3M USD LIBOR + 1.30%, 1.515%, 10/25/32 (2)	255,000	253
MMAF Equipment Finance, Series 2017-B, Class A3, 2.21%, 10/17/22 (2)	35,068	35
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2)	77,605	80
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (2)	130,000	134
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68 (2)	125,000	129
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, 10/15/68 (2)	180,230	184
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (2)	100,000	100
Neuberger Berman Loan Advisers, Series 2020-38A, Class A, CLO, FRN, 3M USD LIBOR + 1.30%, 1.53%, 10/20/32 (2)	250,000	249
Planet Fitness Master Issuer, Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	200,900	201
Santander Retail Auto Lease Trust, Series 2019-A, Class A3, 2.77%, 6/20/22 (2)	100,000	102
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A, 3.50%, 6/20/35 (2)	59,890	62

SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.70%, 5/15/31 (2)	128,205	131
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/34 (2)	225,593	234
SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.60%, 1/15/37 (2)	85,611	91
SMB Private Education Loan Trust, Series 2020-BA, Class A1A, 1.29%, 7/15/53 (2)	132,425	132
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (2)	49,042	51
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A, 2.62%, 10/15/25	50,000	52
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B, 3.06%, 5/15/23	68,455	69
		3,700
Non-U.S. Government Mortgage-Backed Securities 0.6%		
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M USD LIBOR + 0.93%, 1.078%, 12/15/36 (2)	150,000	143
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M USD LIBOR + 2.16%, 2.308%, 11/15/34 (2)	50,000	46
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65A, ARM, 4.411%, 5/15/52 (2)	100,000	102
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%, 11/10/49	55,000	61
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%, 2/10/50	110,000	118
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	25,000	28
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS, 3.915%, 4/14/50	100,000	112
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.647%, 12/10/41 (2)	100,000	105
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, 2.50%, 8/25/50 (2)	195,000	200
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD LIBOR + 1.30%, 1.289%, 11/15/23 (2)	140,000	140
Commercial Mortgage Trust, Series 2015-CR24, Class A5, 3.696%, 8/10/48	40,000	44
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/48	60,000	66
Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	100,000	111

Connecticut Avenue Securities, Series 2017-C04, Class 2ED2, CMO, ARM, 1M USD LIBOR + 1.10%, 1.249%, 11/25/29	128,330	127
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, CMO, ARM, 2.976%, 12/25/57 (2)	19,472	19
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, CMO, ARM, 3.558%, 4/25/59 (2)	45,924	46
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (2)	77,604	79
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C, 3.75%, 12/10/36 (2)	165,000	161
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (2)	36,146	37
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO, ARM, 2.657%, 10/25/59 (2)	69,100	70
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO, ARM, 2.964%, 10/25/59 (2)	82,628	84
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO, ARM, 2.31%, 1/25/60 (2)	92,189	94
Goldman Sachs Mortgage Securities Trust, Series 2019-GSA1, Class B, 3.511%, 11/10/52	110,000	114
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16, Class B, ARM, 5.161%, 11/10/46	175,000	184
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.764%, 7/10/48	25,000	28
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM, 3.992%, 3/10/51	65,000	75
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD LIBOR + 1.633%, 1.781%, 12/15/36 (2)	70,000	64
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, CMO, ARM, 3.766%, 6/25/48 (2)	39,140	39
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1, CMO, ARM, 2.675%, 11/25/59 (2)	72,376	73
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3, CMO, ARM, 3.031%, 11/25/59 (2)	82,356	82
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	50,000	55
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	65,000	72
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (2)	141,356	144
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (2)	167,395	173

JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO, ARM, 1M USD LIBOR + 0.83%, 0.978%, 8/25/50 (2)	36,265	36
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (2)	64,471	67
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO, ARM, 3.25%, 5/25/62 (2)	93,988	97
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102%, 5/15/46	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class B, ARM, 4.464%, 8/15/47	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48	35,000	39
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	85,000	95
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class AS, 4.068%, 12/15/47	155,000	171
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5, 2.86%, 9/15/49	25,000	27
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM, 3.177%, 11/10/36 (2)	130,000	106
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M USD LIBOR + 1.589%, 1.737%, 4/15/32 (2)	100,000	91
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, CMO, ARM, 2.71%, 11/25/59 (2)	135,194	139
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD LIBOR + 1.10%, 1.249%, 10/25/59 (2)	71,842	73
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1, CMO, ARM, 3.00%, 9/25/55 (2)	12,159	12
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO, ARM, 3.50%, 2/25/48 (2)	21,632	22
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (2)	49,829	51
Sequoia Mortgage Trust, Series 2018-CH4, Class A11, CMO, ARM, 4.00%, 10/25/48 (2)	31,346	31
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (2)	59,442	60
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1, CMO, ARM, 2.61%, 9/27/49 (2)	70,549	72
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO, ARM, 2.75%, 5/25/55 (2)	21,073	21
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM, 2.75%, 10/25/57 (2)	75,156	78

Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (2)	58,386	61
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO, ARM, 3.626%, 3/25/58 (2)	43,653	44
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP, 2.642%, 11/25/59 (2)	142,795	146
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (2)	177,083	181
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/58	41,000	45
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/48	100,000	111
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, ARM, 3.767%, 7/15/58	75,000	83
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class B, 3.671%, 12/15/52	155,000	165
		5,262
U.S. Government & Agency Mortgage-Backed Securities 0.0% (10)		
Federal Home Loan Mortgage		
2.777%, 4/25/23	8,856	9
2.952%, 2/25/27	30,521	33
		42
U.S. Government Agency Obligations (Excluding Mortgage-Backed) 5.3%		
U.S. Treasury Bonds, 1.125%, 5/15/40 (9)(11)	1,340,000	1,273
U.S. Treasury Bonds, 1.25%, 5/15/50	525,000	474
U.S. Treasury Bonds, 1.375%, 8/15/50	350,000	326
U.S. Treasury Bonds, 2.00%, 2/15/50	1,500,000	1,623
U.S. Treasury Bonds, 2.50%, 2/15/45	145,000	172
U.S. Treasury Bonds, 2.75%, 11/15/42	65,000	80
U.S. Treasury Bonds, 2.75%, 8/15/47 (9)(11)	5,915,000	7,401
U.S. Treasury Bonds, 2.875%, 8/15/45 (11)	570,000	724
U.S. Treasury Bonds, 3.00%, 11/15/44 (11)	395,000	511
U.S. Treasury Bonds, 3.00%, 11/15/45	435,000	565
U.S. Treasury Bonds, 3.00%, 2/15/47 (11)	220,000	287
U.S. Treasury Bonds, 3.00%, 2/15/48 (9)	740,000	968
U.S. Treasury Bonds, 3.00%, 8/15/48	150,000	197

U.S. Treasury Bonds, 3.125%, 11/15/41	410,000	536
U.S. Treasury Bonds, 3.125%, 8/15/44 (9)	610,000	804
U.S. Treasury Bonds, 3.50%, 2/15/39	850,000	1,159
U.S. Treasury Bonds, 3.875%, 8/15/40	200,000	287
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	211,295	241
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	813,183	977
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	110,427	136
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	176,585	228
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	202,828	266
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	115,942	155
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	139,443	189
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	134,945	188
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	35,980	43
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	202,982	237
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	45,102	69
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	499,982	645
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	1,095,981	1,483
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22	703,778	712
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,647,919	1,682
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	1,278,742	1,311
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	1,172,122	1,236
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	1,534,547	1,622
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	430,744	460
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	866,388	932
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	200,218	220
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	153,633	163
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,016,120	1,123
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	1,105,711	1,154
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	1,274,147	1,372
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	114,754	126
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	200,314	222
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	768,058	799
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	699,561	739
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	1,622,224	1,775
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	271,291	309
U.S. Treasury Notes, 0.125%, 4/30/22 (9)	300,000	300

U.S. Treasury Notes, 0.125%, 8/31/22	235,000	235
U.S. Treasury Notes, 0.25%, 5/31/25	3,620,000	3,604
U.S. Treasury Notes, 0.25%, 9/30/25	365,000	363
U.S. Treasury Notes, 0.375%, 3/31/22	540,000	542
U.S. Treasury Notes, 1.125%, 2/28/22 (9)	1,380,000	1,398
U.S. Treasury Notes, 1.875%, 9/30/22	25,000	26
U.S. Treasury Notes, 2.125%, 8/15/21	10,000	10
		44,679
MUNICIPAL SECURITIES 0.2%		
California, Build America, GO, 7.625%, 3/1/40	35,000	60
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%, 4/1/50	390,000	394
Florida State Board of Administration Fin. Corp., Series A, 2.638%, 7/1/21	45,000	46
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%, 1/1/29	15,000	17
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	15,000	23
Maryland Economic Development, Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	175,000	185
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%, 7/1/36	20,000	25
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%, 11/15/39	15,000	17
Miami-Dade County Transit System, Build America, Series B, 5.624%, 7/1/40	160,000	221
Miami-Dade County Water & Sewer System, Series C, 3.49%, 10/1/42	90,000	95
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	128,000	187
New York State Dormitory Auth., Build America, 5.628%, 3/15/39	15,000	20
Philadelphia Auth. for IDA, 3.964%, 4/15/26	5,000	5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46	20,000	22
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	25,000	26
Texas A&M Univ., Series B, 3.33%, 5/15/39	250,000	268

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver	Unrealized Gain/(Loss)
JPMorgan Chase	11/3/20	AUD	4,305 USD	3,022	$ 4
JPMorgan Chase	11/3/20	CHF	4,396 USD	4,798	(3)
JPMorgan Chase	11/3/20	DKK	7,425 USD	1,162	—
JPMorgan Chase	11/3/20	EUR	12,590 USD	14,667	(3)
JPMorgan Chase	11/3/20	GBP	4,741 USD	6,131	11
JPMorgan Chase	11/3/20	HKD	10,871 USD	1,402	1
JPMorgan Chase	11/3/20	ILS	455 USD	134	—
JPMorgan Chase	11/3/20	NOK	2,417 USD	253	—
JPMorgan Chase	11/3/20	NZD	214 USD	141	—
JPMorgan Chase	11/3/20	SEK	13,783 USD	1,549	—
JPMorgan Chase	11/3/20	SGD	653 USD	478	—
JPMorgan Chase	11/4/20	JPY	1,272,860 USD	12,178	(20)
JPMorgan Chase	11/30/20	USD	3,032 AUD	4,318	(4)
JPMorgan Chase	11/30/20	USD	4,506 CHF	4,126	3
JPMorgan Chase	11/30/20	USD	1,149 DKK	7,339	—
JPMorgan Chase	11/30/20	USD	13,841 EUR	11,874	3
JPMorgan Chase	11/30/20	USD	5,811 GBP	4,493	(10)
JPMorgan Chase	11/30/20	USD	1,416 HKD	10,985	(1)
JPMorgan Chase	11/30/20	USD	139 ILS	474	—
JPMorgan Chase	11/30/20	USD	11,923 JPY	1,245,765	20
JPMorgan Chase	11/30/20	USD	242 NOK	2,311	—
JPMorgan Chase	11/30/20	USD	145 NZD	219	—
JPMorgan Chase	11/30/20	USD	1,459 SEK	12,978	—
JPMorgan Chase	11/30/20	USD	470 SGD	641	—
Morgan Stanley	11/3/20	USD	3,085 AUD	4,305	59
Morgan Stanley	11/3/20	USD	4,788 CHF	4,396	(7)
Morgan Stanley	11/3/20	USD	1,170 DKK	7,425	9
Morgan Stanley	11/3/20	USD	14,775 EUR	12,590	111
Morgan Stanley	11/3/20	USD	6,129 GBP	4,741	(13)
Morgan Stanley	11/3/20	USD	1,403 HKD	10,871	—
Morgan Stanley	11/3/20	USD	133 ILS	455	—
Morgan Stanley	11/3/20	USD	258 NOK	2,417	5
Morgan Stanley	11/3/20	USD	142 NZD	214	—
Morgan Stanley	11/3/20	USD	1,540 SEK	13,783	(9)
Morgan Stanley	11/3/20	USD	478 SGD	653	—
Morgan Stanley	11/4/20	USD	12,064 JPY	1,272,860	(95)
Net unrealized gain (loss) on open forward currency exchange contracts					$ 61

The accompanying notes are an integral part of these financial statements.

October 31, 2020

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund (Investor Class), the Global Allocation Fund–Advisor Class (Advisor Class), and the Global Allocation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance Effective November 1, 2019, the fund adopted Financial Accounting Standards Board (FASB) guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and Exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the year ended October 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2020, totaled $1,466,000 for the year ended October 31, 2020. During the year, transfers out of Level 3 were because observable market data became available for the security.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

($000s)		Value (000s)	Valuation Technique(s) +	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Input(s)*	Impact to Valuation from an Increase in Input**
Investments in Securities							
Common Stock	$	42	Recent comparable transaction price(s)	—#	—#	—#	
			Market comparable	Enterprise Value to Gross Profit Multiple	7.5x - 15.1x	11.3x	Increase
				Gross Profit Growth Rate	21%	21%	Increase
				Enterprise Value to Sales Multiple	3.4x - 4.8x	4.1x	Increase
				Sales Growth Rate	19%	19%	Increase
				Projected Enterprise Value to EBITDA Multiple	12.0x	12.0x	Increase
				Enterprise Value to EBITDA Multiple	10.0x	10.0x	Increase
				Discount for lack of marketability	10%	10%	Decrease
			Expected present value	Discount rate for cost of equity	20%	20%	Decrease

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended October 31, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2020, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2020, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2020, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of October 31, 2020, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $3,000 cash. As of October 31, 2020, securities valued at $11,219,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2020, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 6% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 9% of net assets.

Options The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and interest rates and credit ratings; and, for options written, potential losses in excess of the fund’s initial investment. During the year ended October 31, 2020, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 7% and 10% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2020, the value of loaned securities was $1,826,000; the value of cash collateral and related investments was $1,916,000.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Investment in Blackstone Partners Offshore Fund The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of October 31, 2020, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

LIBOR The fund may invest in instruments that are tied to reference rates, including LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $408,779,000 and $359,692,000, respectively, for the year ended October 31, 2020. Purchases and sales of U.S. government securities aggregated $55,137,000 and $69,008,000, respectively, for the year ended October 31, 2020.

NOTE 5 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets and relate primarily to the character of foreign capital gains taxes.

Distributions during the years ended October 31, 2020 and October 31, 2019, totaled $16,511,000 and $14,418,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2020, the tax-basis cost of investments, including derivatives, and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and certain derivative contracts and the realization of gains/losses on passive foreign investment companies and certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. During the year ended October 31, 2020, the fund utilized $4,815,000 of capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At October 31, 2020, the effective annual group fee rate was 0.29%.

The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2020 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $28,000 remain subject to repayment by the fund at October 31, 2020. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended October 31, 2020, expenses incurred pursuant to these service agreements were $69,000 for Price Associates; $118,000 for T. Rowe Price Services, Inc.; and $2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended October 31, 2020, are as follows:

Total management fee waived was allocated ratably in the amounts of $702,000, $12,000 and $88,000 for the Investor Class, Advisor Class and I Class, respectively, for the year ended October 31, 2020.

As of October 31, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 15,533,328 shares of the Investor Class, representing 29% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Effective January 1, 2020, Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended October 31, 2020, this reimbursement amounted to $15,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price
Global Allocation Fund, Inc.

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Allocation Fund, Inc. (the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2020

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/20

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $6,266,000 from short-term capital gains.

For taxable non-corporate shareholders, $6,450,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $2,659,000 of the fund’s income qualifies for the dividends received deduction.

For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $108,000 of the fund’s income qualifies as qualified real estate investment trust (REIT) dividends.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on May 4, 2020, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of June 1, 2019, through March 31, 2020. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

Certain provisions of the Liquidity Program initially became effective on December 1, 2018, and the full Liquidity Program was formally approved by the Board in April 2019. During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program since its implementation has operated adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, i.e., not “interested persons” as defined in Section 2(a) (19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “interested” directors and officers are employees of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [191]	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present); Director, Chimera Investment Corporation (2017 to present); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)

Ronald J. Daniels (1959) 2018 [191]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2013 [191]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to present); Chief Executive Officer and Director (2009 to 2016), Chairman of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2013 [191]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chairman of the Board, all funds (since July 2018)

Paul F. McBride (1956) 2013 [191]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D. (1963) 2013 [191]	Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member, National Academy of Education (2010 to present); Board Member, National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member, The Pennington School (2017 to present); Board Member, the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber (1946) 2013 [191]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

(a)All information about the independent directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [191]	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chairman of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Vice President and Secretary, T. Rowe Price International; Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2017 [191]	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

(a)All information about the interested directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With Global Allocation Fund	Principal Occupation(s)

Stephen L. Bartolini, CFA (1977) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Darrell N. Braman (1963) Vice President	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Price Trust Company

Robert L. Harlow, CAIA, CFA (1986) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stefan Hubrich, Ph.D., CFA (1974) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Robert M. Larkins, CFA (1973) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Sean P. McWilliams (1988) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Panariello (1983) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Charles M. Shriver, CFA (1967) Co-president	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

Toby M. Thompson, CAIA, CFA (1971) Co-president	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,627,000 and $2,330,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 17, 2020